Fair Value Measurements (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	$13,625,000	$—	$—
Derivative warrant liabilities—Private Warrants	$—	$—	$7,729,400

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$250,011,922	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$12,250,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$5,734,360

December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$13,625,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$7,729,400

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.42 - $9.64	$9.42 - $9.64	$10.08
Volatility	10.00%	10.00%	10.00%
Expected life of the options to convert	6.0	6.0	5.9
Risk-free rate	0.37%	0.37%	0.48%
Dividend yield	0.0%	0.0%	0.0%
Probability of merger	100.0%	100.0%	100.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of December 31 2020
Stock price	$9.90	$10.08
Volatility	21.5%	10.0%
Expected life of the options to convert	4.75-5.25	5.9
Risk-free rate	0.91%	0.48%
Dividend yield	—	—

Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities
The change in the level 3 fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at July 3, 2020 (inception)	$—	$—	$—
Issuance of Warrants	12,500,000	7,000,000	19,500,000
Change in fair value of derivative warrant liabilities	1,125,000	729,400	1,854,400
Transfer of Public Warrants to level 1	(13,625,000)	—	(13,625,000)

Derivative warrant liabilities at December 31, 2020	$—	$7,729,400	$7,729,400

The change in the fair value of the Level 3 derivative warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$7,729,400
Change in fair value of derivative warrant liabilities	(1,995,040)

Derivative warrant liabilities at June 30, 2021	$5,734,360